Risk Management - Disclosure - Risk Management (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2016 USD ($)
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity					$ (684,881)	$ (906,903)		$ (482,497)
Impact of Change in Interest Rate	$ (32,577)		$ (64,472)		(46,750,000)	(105,000,000)	$ (26,929)	(40,000,000)
Impact due to changes in exchange rate	(5,118)	$ (7,490)	(10,496)	$ (17,080)
Impact due to changes in prices	(5,118)		(74,968)		(7,490)	(122,080)
CLP [member]
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity					(254,636)	(386,979)		(293,337)
Impact of Change in Interest Rate	(8,180)		(22,745)		(11,730,000)	(37,010,000)	(9,211)	(14,000,000)
CLF [member]
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity					(177,471)	(245,812)		41,167
Impact of Change in Interest Rate	(18,328)		(29,261)		(26,290,000)	(47,620,000)	(10,029)	(15,000,000)
COP [member]
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity					(189,242)	(225,321)		(152,241)
Impact of Change in Interest Rate	(3,988)		(10,766)		(5,740,000)	(17,500,000)	(5,588)	(8,000,000)
Impact due to changes in exchange rate	(2,494)	(3,720)	(5,621)	(9,150)
UVR
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity					(29,763)
Impact of Change in Interest Rate	(380)				(550,000)
USD [member]
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity					(33,769)	(48,791)		(77,927)
Impact of Change in Interest Rate	(1,701)		(1,700)		$ (2,440,000)	$ (2,770,000)	(2,094)	(3,000,000)
Impact due to changes in exchange rate	$ (2,624)	$ (3,770)	$ (4,875)	$ (7,930)
FX
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity								$ (159)
Impact of Change in Interest Rate							$ (7)